Condensed consolidated income statement (unaudited) (Parenthetical) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Dec. 31, 2017	Jun. 30, 2017
Other equity instrument holders		£ 346			£ 301
Taxation	[1]	737			778
Other equity instruments coupons paid		(253)		£ (246)	(219)
Other equity interest [member]
Taxation		93			82
Other equity instruments coupons paid		£ (346)	[2]	£ (338)	£ (301)	[2]

[1]	For notes to the Financial Statements see pages [xx] to[ xx].
[2]	Details of share capital, other equity instruments and other reserves are shown on pages [xx] to [xx].